Long-Term Debt (TCEH Debtor-In-Possession Facilities) (Details) - Predecessor - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2017	Oct. 02, 2016	Dec. 31, 2015	Sep. 30, 2016	Jul. 31, 2016
Line of Credit Facility [Line Items]
Proceeds from (Repayments of) Lines of Credit		$ 4,680	$ 0
TCEH DIP Roll Facilities and DIP Facility financing fees		$ (112)	$ (9)
Texas Competitive Electric Holdings Company LLC [Member] | Debtor-In-Possession Roll Facility [Member]
Line of Credit Facility [Line Items]
Debtor-in-Possession Financing, Amount Arranged				$ 4,250
Proceeds from (Repayments of) Lines of Credit	$ 3,465
Debtor-In-Possession Financing Collateral Account Total Amount Held To Support Letters Of Credit				$ 650
TCEH DIP Roll Facilities and DIP Facility financing fees	$ 107
Texas Competitive Electric Holdings Company LLC [Member] | Debtor-In-Possession Facility [Member]
Line of Credit Facility [Line Items]
Debtor-in-Possession Financing, Amount Arranged					$ 3,375
Debtor-in-Possession Financing, Borrowings Outstanding					2,650
Debtor-In-Possession Financing Collateral Account Total Amount Held To Support Letters Of Credit					$ 800